Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies [Abstract]
Commitments and Contingencies

13.Commitments and Contingencies

As at December 31, 2019, the Company had under construction one aframax tanker, two suezmax tankers and one LNG carrier.

The total contracted amount remaining to be paid for the four vessels under construction plus the extra costs agreed as at December 31, 2019, were $323,331. The amount of $188,792 is due to be paid in 2020 and the amount of $134,539 in 2021.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at December 31, 2019, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
2020	$306,717
2021	213,165
2022	133,127
2023	96,426
2024 to 2028	210,100

Minimum charter revenues	$959,535

These amounts do not assume any off-hire.